Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplementary cash flow information:
Cash paid for interest	$ 165,596	$ 124,210
Cash paid for income taxes, net of tax refund	59,708	12,875
Cash inflow for income taxes from stock option exercises	522	583
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(69,485)	(2,345,375)
Liabilities assumed	3,334	299,947
Noncontrolling interest	4,527	130,000
Notes assumed in connection with acquisition	3,690	652
Noncontrolling Interest Subject To Put Provisions	6,294	53,900
Cash Paid	(51,640)	(1,860,876)
Less cash acquired in acquisition	2,530	159,277
Net cash paid for acquisitions	(49,110)	(1,701,599)
CashPaidForInvestments	(22,185)
Cash Paid For Intangible Assets	(919)	(1,203)
Cash Paid For Acquisitions And Investments Net Of Cash Acquired And Purchases Of Intangible Assets	$ (72,214)	$ (1,702,802)